Equity Investments - Investments in Associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity Investments
Carrying amount of interest in associates	€ 142	€ 144
Share of profit and losses from continuing operations	€ 2	€ 10